NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2015
NET LOANS RECEIVABLE [Abstract]
Schedule of Primary Segments of Loan Portfolio
	June 30, 2015			June 30, 2014
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)

First mortgage loans:
1 – 4 family dwellings	$28,620	$-	$28,620	$15,634	$-	$15,634
Construction	3,032	-	3,032	1,872	-	1,872
Land acquisition & development	653	-	653	573	-	573
Multi-family dwellings	6,084	-	6,084	2,327	-	2,327
Commercial	3,395	49	3,346	4,523	49	4,474

Consumer Loans
Home equity	1,175	-	1,175	849	-	849
Home equity lines of credit	1,917	-	1,917	1,985	150	1,835
Other	211	-	211	221	-	221

Commercial Loans	1,251	-	1,251	1,584	-	1,584

Obligations (other than securities and leases) of states and political subdivisions	-	-	-	400	-	400
	$46,338	$49	$46,289	$29,968	$199	$29,769
Less: Deferred loan fees	129			(10)
Allowance for loan losses	(304)			(234)
Total	$46,163			$29,724

Schedule of Impaired Loans
	June 30,	June 30,
	2015	2014
	(Dollars in Thousands)
Impaired loans with an allocated allowance:
Home equity lines of credit	$-	$150

Impaired loans without an allocated allowance:
Commercial real estate loans	49	49
Home equity lines of credit	-	-
Total impaired loans	$49	$199

Allocated allowance on impaired loans:
Commercial real estate loans	$-	$-
Home equity lines of credit	-	15
Total	$-	$15

Average impaired loans:
Construction loans	$-	$237
Land acquisition & development loans	-	15
Commercial real estate loans	49	4
Home equity lines of credit	107	150
Total	$156	$406

Income recognized on impaired loans:
Construction loans	$-	$-
Land acquisition & development loans	-	-
Commercial real estate loans	3	-
Home equity lines of credit	5	6
Total	$8	$6

Schedule of Nonaccrual Loans
	June 30,	June 30,
	2015	2014
	(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$260	$408
Construction	-	-
Land acquisition & development	-	-
Commercial real estate	49	49
Home equity lines of credit	-	150
Total	$309	$607
Average nonaccrual loans:
1 – 4 family dwellings	$289	$459
Construction	-	237
Land acquisition & development	-	15
Commercial real estate	49	4
Home equity lines of credit	107	150
Total	$445	$865

Income that would have been recognized	$25	$51

Interest income recognized	$32	$14

Interest income foregone	$1	$40

Schedule of Recorded Investment and Number of Modifications for Modified Loans
	June 30, 2015

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in Thousands)
Troubled debt restructurings:
Commercial real estate loans	1	$49	$49

Troubled debt restructurings that subsequently defaulted:
Commercial real estate loans	-	$-	$-

Schedule of Loans by Aging Categories

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due		90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans
	(Dollars in Thousands)
June 30, 2015
First mortgage loans:
1 – 4 family dwellings	$28,327	$-	$33	$	-	$260	$293	$28,620
Construction	3,032	-	-		-	-	-	3,032
Land acquisition & development	653	-	-		-	-	-	653
Multi-family dwellings	6,084	-	-		-	-	-	6,084
Commercial	3,335	11	-		-	49	60	3,395

Consumer Loans
Home equity	1,175	-	-		-	-	-	1,175
Home equity lines of credit	1,917	-	-		-	-	-	1,917
Other	211	-	-		-	-	-	211

Commercial Loans	1,251	-	-		-	-	-	1,251

Obligations (other than securities and leases) of states and political subdivisions	-	-	-		-	-	-	-
	$45,985	$11	$33	$	-	$309	$353	46,338
Deferred loan costs								129
Allowance for loan losses								(304)
Net Loans Receivable								$46,163

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due		90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans
	(Dollars in Thousands)
June 30, 2014
First mortgage loans:
1 – 4 family dwellings	$15,068	$122	$36	$	-	$408	$566	$15,634
Construction	1,872	-	-		-	-	-	1,872
Land acquisition & development	573	-	-		-	-	-	573
Multi-family dwellings	2,327	-	-		-	-	-	2,327
Commercial	4,474	-	-		-	49	49	4,523

Consumer Loans
Home equity	849	-	-		-	-	-	849
Home equity lines of credit	1,835	-	-		-	150	150	1,985
Other	221	-	-		-	-	-	221

Commercial Loans	1,584	-	-		-	-	-	1,584

Obligations (other than securities and leases) of states and political subdivisions	400	-	-		-	-	-	400
	$29,203	$122	$36	$	-	$607	$765	29,968
Less: Deferred loan fees								(10)
Allowance for loan losses								(234)
Net Loans Receivable								$29,724

Schedule of Loans by Internal Classification

	June 30, 2015
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial		Obligations (other than securities and leases) of States and Political Subdivisions
	(Dollars in Thousands)

Pass	$3,032	$445	$6,084	$3,346	$1,251	$	-
Special Mention	-	-	-	-	-		-
Substandard	-	208	-	49	-		-
Doubtful	-	-	-	-	-		-
Ending Balance	$3,032	$653	$6,084	$3,395	$1,251	$	-

	June 30, 2014
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions
	(Dollars in Thousands)

Pass	$1,872	$258	$2,327	$4,474	$1,584	$400
Special Mention	-	-	-	-	-	-
Substandard	-	315	-	49	-	-
Doubtful	-	-	-	-	-	-
Ending Balance	$1,872	$573	$2,327	$4,523	$1,584	$400

Schedule of Performing and Non-Performing Loans

	June 30, 2015
	1 – 4 Family	Consumer
	(Dollars in Thousands)

Performing	$28,360	$3,303
Non-performing	260	-

Total	$28,620	$3,303

	June 30, 2014
	1 – 4 Family	Consumer
	(Dollars in Thousands)

Performing	$15,160	$2,905
Non-performing	474	150

Total	$15,634	$3,055